Selected Quarterly Financial And Earnings Data	12 Months Ended
Jan. 01, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial And Earnings Data
Selected Quarterly Financial and Earnings Data (Unaudited)

	Year ended January 1, 2012
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Revenue	$81,622		$88,595		$90,599		$86,702
Income (loss) from operations	(1,188)	(1)	3,304	(1)	4,121		175	(1)(3)
Net income (loss) from continuing operations	(832)		300		356	(2)	(348)
Income from discontinued operations, net of income taxes	3,078		5,208		3,049	(2)	407
Net income	2,246		5,508		3,405		59
Basic and diluted net income (loss) per share, continuing operations	(0.04)		0.01		0.02		(0.01)
Basic and diluted net income per share, discontinued operations	0.14		0.24		0.14		0.02

	Year ended January 2, 2011
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Revenue	$87,619		$93,456		$90,355		$85,643
Income from operations	1,751		3,217	(4)	4,783	(5)	1,823	(4)
Net income (loss) from continuing operations	(466)		710		1,815		(250)
Income from discontinued operations, net of income taxes	2,780		1,725		2,778		2,824
Net income	2,314		2,435		4,593		2,574
Basic and diluted net income (loss) per share, continuing operations	(0.02)		0.03		0.08		(0.01)
Basic and diluted net income per share, discontinued operations	0.13		0.08		0.13		0.13

(1)
The Company recorded impairment and other lease charges of $1.0 million in the first quarter of fiscal 2011, $0.2 million in the second quarter of fiscal 2011 and $0.3 million in the fourth quarter of fiscal 2011 (See Note 5).

(2)
The Company recorded a loss on extinguishment of debt of $2.4 million in the third quarter of fiscal 2011, of which $1.2 million has been reclassified to income from discontinued operations with the remainder of $1.2 million included in net income from continuing operations.

(3)	The fourth quarter of fiscal 2011 includes a $0.3 million gain related to a property insurance recovery from a fire at a Burger King restaurant (See Note 10).

(4)	The Company recorded impairment and other lease charges of $0.3 million in the second quarter of fiscal 2010 and $0.3 million in the fourth quarter of fiscal 2010 (See Note 4).

(5)	The Company recorded a gain of $0.4 million in the third quarter of fiscal 2010 related to an insurance recovery for damages from a fire at a Burger King restaurant (See Note 10).